UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2002

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 7/31/2002
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $ 141,736
                                         (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                  Title      CUSIP        Value       Shares        Invsmnt Discret   Other        Voting Authority
                               Of Class                (x1000)                     Sole   Shared    Mgrs        Sole  Shared  None

American Intl Group              COM     026874107       2,581       37,834                                    37,834
AmSurg Corp.                     COM     03232P405       4,627      176,190                                   176,190
Apollo Group Inc - CL A          CL A    037604105       4,446      112,775                                   112,775
BJ's Wholesale Club              COM     05548J106         223        5,800                                     5,800
Bank of America                  COM     060505104         734       10,432                                    10,432
Bank of New York                 COM     064057102         657       19,476                                    19,476
Beckman Coulter Inc.             COM     075811109       2,622       52,548                                    52,548
Berkshire Hathaway In CL B       CL B    084670207       3,402        1,523                                     1,523
Boeing                           COM     097023105       1,966       43,690                                    43,690
Brown & Brown Inc.               COM     115236101       1,649       52,365                                    52,365
Cardinal Health                  COM     14149Y108       4,150       67,581                                    67,581
Choicepoint                      COM     170388102       3,602       79,219                                    79,219
Cisco Systems                    COM     17275R102         170       12,211                                    12,211
Concord EFS                      COM     206197105       1,958       64,970                                    64,970
Darden Restaurants               COM     237194105       1,870       75,689                                    75,689
Diebold Inc                      COM     253651103       4,233      113,661                                   113,661
Encana Corp                      COM     292505104       5,176      169,135                                   169,135
Expeditors Intl Wash Inc         COM     302130109       5,891      177,650                                   177,650
Exxon Mobil Corp                 COM     30231G102       2,096       51,214                                    51,214
Fifth Third Bancorp              COM     316773100       2,185       32,785                                    32,785
First Data Corp                  COM     319963104       1,605       43,150                                    43,150
First Health Group               COM     320960107       2,708       96,560                                    96,560
Gallagher Arthur J & Co COM      COM     363576109       2,544       73,415                                    73,415
General Dynamics Corp            COM     369550108       4,286       40,301                                    40,301
General Electric                 COM     369604103         351       12,071                                    12,071
Harley Davidson                  COM     412822108       1,727       33,690                                    33,690
Hospitality Pptys Trst           COM     44106M102         299        8,200                                     8,200
Imperial Oil LTD                 COM     453038408         699       22,396                                    22,396
Intel Corp                       COM     458140100         368       20,117                                    20,117
S & P Midcap 400                 COM     464287507      18,270      204,025                                   204,025
S&P Smallcap 600                 COM     464287804      12,416      108,440                                   108,440
Jefferies Group Inc              COM     472319102         407        9,660                                     9,660
Kopin Corp                       COM     500600101          73       11,000                                    11,000
Lincare Holdings                 COM     532791100       2,860       88,545                                    88,545
MSC Software                     COM     553531104         140       15,600                                    15,600
Mattel                           COM     577081102       4,435      210,392                                   210,392
McGraw Hill Cos                  COM     580645109       1,250       20,945                                    20,945
Merck & Co.                      COM     589331107         318        6,276                                     6,276
Microsoft                        COM     594918104       2,441       44,631                                    44,631
Moodys Corp.                     COM     615369105       4,856       97,598                                    97,598
Oxford Health Plans Inc          COM     691471106       2,374       51,090                                    51,090
Pfizer                           COM     717081103         990       28,274                                    28,274
RadioLogix                       COM     75040K109         340       22,310                                    22,310
S & P Dpstry Rpts             UNIT SER 1 78462F103       5,174       52,285                                    52,285
Teva Pharmaceutical Industry-A   ADR     881624209       3,267       48,925                                    48,925
US Physical Therapy              COM     90337L108       1,729       85,110                                    85,110
United Parcel Cl B               CL B    911312106       2,417       39,136                                    39,136
Varian Medical Systems Inc.      COM     92220P105       3,709       91,470                                    91,470
Wal-Mart Stores                  COM     931142103         308        5,607                                     5,607
Walgreen Co                      COM     931422109         200        5,181                                     5,181
Waste Mgt. Inc Del               COM     94106L109       2,563       98,395                                    98,395
Wyeth                            COM     983024100         219        4,286                                     4,286
Garmin Ltd                       ORD     G37260109       2,155       97,740                                    97,740



Totals                                                 141,736    3,153,570                                 3,153,570